Fair Value Measurements: Schedule of Extinguishment of Debt (Details) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Details
Carrying value of pre-modification debt			$ 933,748	$ 487,832	$ 308,255
Less: Estimated fair value of debt after modification			(933,748)	(487,832)	(308,255)
Original Issue Discount			0
Fair Value of Assets Given	(113,132)
Loss on debt extinguishment	$ (559,048)	$ (559,048)	$ (559,048)